WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
WARRANTS
WARRANTS

14.    WARRANTS

Warrants to purchase Series D Preferred Stock

On September 12, 2018, we issued warrants to purchase 300,000 at a price of $0.01 (“Penny Warrants”). The Penny Warrants are exercisable, in whole or in part, upon issuance with exercise taking the form of payment of the full purchase price.

As of September 30, 2020, the outstanding Penny Warrants provide the holder of the warrant the right to purchase 300,000 shares of Series D in exchange for proceeds of $3.0 thousand.

Commitment to Issue Warrants

In September 2018, we entered into a commitment to issue warrants (“Warrant Commitment.”). The Warrant Commitment obligates us to issue warrants on an annual basis until 2025 (“Issuance Date”). The number of warrants issued is calculated by dividing the Warrant Coverage Amount by the Warrant Coverage Price. On each Issuance Date, we determine the Warrant Coverage Amount.

Prior to an initial public offering, we will issue warrants for Series E stock. As of September 30, 2020, the Warrant Coverage Amount can range from $11.0 million to $32.0 million, in total, for all future Issuance Dates. The Warrant Coverage Price is the higher of the Series E original issuance price of $9.58 and the cash price paid per share for our preferred stock issued in the most recent qualified financing event prior to the corresponding Issuance Date.

If we participate in an initial public offering, we will issue warrants for the class of shares of common stock sold by the Company in its initial public offering. As of September 30, 2020, the Warrant Coverage Amount can range from $0.0 to $32.0 million, in total, for all future remaining Issuance Dates. The Warrant Coverage Price is the higher of the Warrant Coverage Price as determined prior to an initial public offering and the Issuance Date closing price of our stock on the securities exchange in which it is traded. See Note 8 — Fair value disclosures for further discussion of the impact of the Merger on our warrant commitment arrangement.

On each Warrant Commitment Issuance date in September 2019 and September 2020, we issued warrants to purchase 75,025 shares and 150,051 shares, respectively, of Series E at a price of $9.58 per share (“Series E Warrants”). The Series E Warrants are exercisable, in whole or in part, upon issuance with exercise taking the form of payment of the full purchase price. As of September 30, 2020, the outstanding Series E Warrants provide the holder of the warrant the right to purchase 225,076 shares of Series E in exchange for proceeds of $2.2 million.

The Penny Warrants, the Series D Warrants, the Warrant Commitment, and the Series E Warrants have been determined to be liabilities under ASC 480 as the underlying preferred shares have certain liquidation preferences in the event of a deemed liquidation. The outstanding Penny Warrants, the outstanding Series E Warrants, and the Warrant Commitment have a fair value measured in accordance with the methodology described in Note 8 — Fair Value Disclosures of $4.8 million, $1.5 million, and $0.0 million, respectively as of September 30, 2020. Changes in the fair value of our Series D or Series E would have no impact if the Penny Warrants or Series E Warrants, respectively, are settled through full payment. We recorded an increase to the warrant fair value adjustments of $1.9 million and a decrease to the warrant fair value adjustments of negative $6.6 million for the nine months ended September 30, 2020 and 2019, respectively.

15.WARRANTS

Warrants to Purchase Series D Preferred Stock

On June 12, 2018, we issued warrants to purchase 300,000 and 5,320,038 shares of Series D Preferred Stock at a price of $0.01 (“Penny Warrants”) and $6.58 per share (“Series D Warrants”), respectively. The Penny Warrants are exercisable, in whole or in part, upon issuance with exercise taking the form of payment of the full purchase price. The Series D Warrants are exercisable, in whole, upon issuance with the exercise taking the form of either payment of the purchase price or net exercise if the exercise is triggered upon certain events.

In October 2019, the Series D Warrants were exercised and we issued 5,320,038 shares of Series D in exchange for $35.0 million. As of December 31, 2019, there were no Series D Warrants outstanding.

As of December 31, 2019, the outstanding Penny Warrants provide the holder of the warrant the right to purchase 300,000 shares of Series D in exchange for proceeds of $3.0 thousand.

Commitment to Issue Warrants

In June 2018, we entered into a commitment to issue warrants (“Warrant Commitment.”). The Warrant Commitment obligates us to issue warrants on an annual basis until 2025 (“Issuance Date”). The number of warrants issued is calculated by dividing the Warrant Coverage Amount by the Warrant Coverage Price. On each Issuance Date, we determine the Warrant Coverage Amount.

Prior to an initial public offering, we will issue warrants for Series E stock. As of December 31, 2019, the Warrant Coverage Amount can range from $12.0 million to $34 million, in total, for all future Issuance Dates. The Warrant Coverage Price is the higher of the Series E original issuance price of $9.58 and the cash price paid per share for our preferred stock issued in the most recent qualified financing event prior to the corresponding Issuance Date.

If we participate in an initial public offering, we will issue warrants for the class of shares of common stock sold by the Company in its initial public offering. As of December 31, 2019, the Warrant Coverage Amount can range from $0.0 to $34.0 million, in total, for all future remaining Issuance Dates. The Warrant Coverage Price is the higher of the Warrant Coverage Price as determined prior to an initial public offering and the Issuance Date closing price of our stock on the securities exchange in which it is traded.

On the first Warrant Commitment Issuance date in June 2019, we issued warrants to purchase 75,025 shares of Series E at a price of $9.58 per share (“Series E Warrants”). The Series E Warrants are exercisable, in whole or in part, upon issuance with exercise taking the form of payment of the full purchase price. As of December 31, 2019, the outstanding Series E Warrants provide the holder of the warrant the right to purchase 75,025 shares of Series E in exchange for proceeds of $718.6 thousand.

The Penny Warrants, the Series D Warrants, the Warrant Commitment, and the Series E Warrants have been determined to be liabilities under ASC 480 as the underlying preferred shares have certain liquidation preferences in the event of a deemed liquidation. The outstanding Penny Warrants, the outstanding Series E Warrants, and the Warrant Commitment have a fair value measured in accordance with the methodology described in Note 8 — Fair Value Disclosures of $2.7 million, $288.9 thousand, and $1.5 million, respectively as of December 31, 2019. Changes in the fair value of our Series D or Series E would have no impact if the Penny Warrants or Series E Warrants, respectively, are settled through full payment.

We recorded an increase to the warrant fair value adjustments of $6.2 million and a decrease to the warrant fair value adjustments of negative $18.0 million in 2019 and 2018, respectively.